UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07255

                       OPPENHEIMER INTERNATIONAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
-------------------------------------------------------------------------------
United States                                                             30.9%
-------------------------------------------------------------------------------
Brazil                                                                     6.9
-------------------------------------------------------------------------------
Japan                                                                      5.7
-------------------------------------------------------------------------------
United Kingdom                                                             5.4
-------------------------------------------------------------------------------
Turkey                                                                     4.6
-------------------------------------------------------------------------------
Mexico                                                                     3.7
-------------------------------------------------------------------------------
Germany                                                                    3.6
-------------------------------------------------------------------------------
Russia                                                                     3.3
-------------------------------------------------------------------------------
Colombia                                                                   3.3
-------------------------------------------------------------------------------
France                                                                     3.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

 United States           30.9%

 Latin America           22.7

 Europe                  18.3

 Asia                    10.7

 Middle East/Africa       9.3

 Emerging Europe          7.4

 Supranational            0.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information).


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING        ENDING          EXPENSES
                              ACCOUNT          ACCOUNT         PAID DURING
                              VALUE            VALUE           6 MONTHS ENDED
                              (10/1/05)        (3/31/06)       MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,022.30       $4.95
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,020.04        4.95
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,017.90        9.30
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,015.76        9.29
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,018.50        8.64
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,016.40        8.63
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,020.10        7.18
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,017.85        7.17
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         1,024.30        2.93
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00         1,022.04        2.93

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.98%
---------------------------
Class B           1.84
---------------------------
Class C           1.71
---------------------------
Class N           1.42
---------------------------
Class Y           0.58

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                    PRINCIPAL              VALUE
                                                                       AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--12.7%
------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
4.375%, 5/11/06 1,2                                           $   335,705,000   $    334,080,247
4.44%, 5/18/06                                                    250,650,000        249,183,459
------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 3.75%, 3/31/07 1                               10,000,000          9,894,540
                                                                                ----------------
Total U.S. Government Obligations (Cost $593,278,051)                                593,158,246

------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--40.0%
------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 3 [EUR]                                             3,500,000          1,606,468
2%, 9/30/14 4 [ARP]                                                21,270,000          7,131,706
4.889%, 8/3/12 3                                                   26,446,875         24,598,767
------------------------------------------------------------------------------------------------
Argentina (Republic of) Discount Bonds:
7.82%, 12/31/33 [EUR]                                               2,590,566          3,026,377
8.28%, 12/31/33                                                     2,564,656          2,526,186
------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 4,5 [ARP]                                 641,168            271,727
------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 4 [ARP]                24,155,038         11,837,439
                                                                                ----------------
                                                                                      50,998,670

------------------------------------------------------------------------------------------------
AUSTRALIA--2.1%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                     131,190,000         95,351,399
------------------------------------------------------------------------------------------------
AUSTRIA--1.3%
Austria (Republic of) Nts., 3.80%, 10/20/13 6 [EUR]                48,690,000         59,260,801
------------------------------------------------------------------------------------------------
BELGIUM--1.2%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]           40,120,000         56,466,914
------------------------------------------------------------------------------------------------
BRAZIL--0.8%
Brazil (Federal Republic of) Bonds:
7.125%, 1/20/37                                                     2,140,000          2,102,550
8.25%, 1/20/34                                                      2,140,000          2,363,630
8.75%, 2/4/25 2                                                    10,270,000         11,784,825
8.875%, 10/14/19                                                    7,710,000          8,924,325
Series 15 yr., 5.25%, 4/15/09 3                                        12,354             12,362
------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 11%, 1/11/12                     5,000,000          6,125,000
------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%,
4/10/07 4 [JPY]                                                   500,000,000          4,412,702
                                                                                ----------------
                                                                                      35,725,394

------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                      1,500,000          1,760,625
8.25%, 1/15/15 6                                                    1,440,000          1,690,200
                                                                                ----------------
                                                                                       3,450,825


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    PRINCIPAL              VALUE
                                                                       AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------
COLOMBIA--1.5%
Colombia (Republic of) Bonds:
10.375%, 1/28/33                                              $     1,420,000   $      1,984,450
12%, 10/22/15 [COP]                                            46,912,000,000         25,825,136
------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                     6,655,000          7,520,150
11.75%, 3/1/10 [COP]                                           35,992,780,000         18,140,465
------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24               15,695,000         17,656,875
                                                                                ----------------
                                                                                      71,127,076

------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds:
Series REGS, 9.04%, 1/23/18                                         1,624,609          1,769,199
Series REGS, 9.50%, 9/27/11                                         1,608,567          1,737,253
                                                                                ----------------
                                                                                       3,506,452

------------------------------------------------------------------------------------------------
EL SALVADOR--0.0%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 6                  1,185,000          1,294,613
------------------------------------------------------------------------------------------------
FRANCE--3.2%
France (Government of) Obligations Assimilables du Tresor
Bonds, 4%, 4/25/55 [EUR]                                           31,975,000         38,919,607
------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 2.55%, 6/1/06 7 [EUR]       89,735,000        108,289,564
                                                                                ----------------
                                                                                     147,209,171

------------------------------------------------------------------------------------------------
GERMANY--3.4%
Germany (Republic of) Bonds, Series 99, 4%, 7/4/09 [EUR]          129,725,000        159,857,081
------------------------------------------------------------------------------------------------
GREECE--0.8%
Greece (Republic of) Bonds, 5.25%, 5/18/12 [EUR]                   28,575,000         37,303,364
------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 6                                                     160,000            191,200
10.25%, 11/8/11                                                       525,000            627,375
                                                                                ----------------
                                                                                         818,575

------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 6                                                      120,000            119,100
7.25%, 4/20/15 6                                                      200,000            204,500
------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2,6            8,620,000          9,578,975
                                                                                ----------------
                                                                                       9,902,575

------------------------------------------------------------------------------------------------
ISRAEL--0.8%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]        167,800,000         37,822,846


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                    PRINCIPAL              VALUE
                                                                       AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------
JAPAN--5.5%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%, 10/15/07 [JPY]                       24,568,000,000   $    207,673,701
20 yr., Series 81, 2%, 9/20/25 [JPY]                            5,429,000,000         45,868,362
                                                                                ----------------
                                                                                     253,542,063

------------------------------------------------------------------------------------------------
MALAYSIA--0.9%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%,
7/31/12 [MYR]                                                     107,980,000         31,809,698
------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%,
9/30/15 [MYR]                                                      41,730,000         11,585,057
                                                                                ----------------
                                                                                      43,394,755

------------------------------------------------------------------------------------------------
MEXICO--3.6%
Mexican Williams Sr. Nts., 5.30%, 11/15/08 3,4                        500,000            515,313
------------------------------------------------------------------------------------------------
United Mexican States Bonds:
Series B1, 8.99%, 4/12/06 7 [MXN]                                 124,640,000         11,396,770
Series M10, 10.50%, 7/14/11 3 [MXN]                               324,060,000         34,385,426
Series M20, 8%, 12/7/23 3 [MXN]                                    43,415,000          3,772,568
Series M20, 10%, 12/5/24 3 [MXN]                                  346,130,000         35,811,378
Series MI10, 8%, 12/19/13 [MXN]                                   230,788,000         20,814,239
Series MI10, 9.50%, 12/18/14 3 [MXN]                              357,164,400         35,067,378
------------------------------------------------------------------------------------------------
United Mexican States Nts., 8.375%, 1/14/11                        19,830,000         22,021,215
------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR,
6.75%, 6/6/06 [JPY]                                               205,000,000          1,760,875
                                                                                ----------------
                                                                                     165,545,162

------------------------------------------------------------------------------------------------
NIGERIA--0.0%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%,
11/15/20                                                            1,375,000          1,375,000
------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC,
5.092%, 1/5/10                                                        493,704            446,481
                                                                                ----------------
                                                                                       1,821,481

------------------------------------------------------------------------------------------------
PANAMA--0.3%
Panama (Republic of) Bonds:
6.70%, 1/26/36 2                                                    9,565,000          9,593,695
8.875%, 9/30/27                                                     2,900,000          3,538,000
9.375%, 4/1/29                                                      1,650,000          2,099,625
                                                                                ----------------
                                                                                      15,231,320

------------------------------------------------------------------------------------------------
PERU--2.8%
Peru (Republic of) Bonds:
7.34%, 8/12/16 [PEN]                                               17,650,000          5,011,421
7.35%, 7/21/25                                                        440,000            434,500
7.84%, 8/12/20 [PEN]                                              187,560,000         53,512,016
8.375%, 5/3/16                                                      1,380,000          1,504,200
9.91%, 5/5/15 [PEN]                                               116,525,000         38,813,418
Series 2, 9%, 1/31/12 [PEN]                                        18,850,000          5,994,510
Series 7, 8.60%, 8/12/17 [PEN]                                     40,680,000         12,540,972
Series 8-1, 12.25%, 8/10/11 [PEN]                                  18,633,000          6,737,029


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    PRINCIPAL              VALUE
                                                                       AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------
PERU Continued
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 7                 $     2,544,544   $      1,313,926
------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33             3,975,000          4,452,000
                                                                                ----------------
                                                                                     130,313,992

------------------------------------------------------------------------------------------------
PHILIPPINES--0.0%
Philippines (Republic of) Nts., 8.25%, 1/15/14 2                      363,000            395,216
------------------------------------------------------------------------------------------------
POLAND--1.1%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                  55,940,000         17,168,192
Series DS1110, 6%, 11/24/10 [PLZ]                                  30,300,000          9,817,689
Series WS0922, 5.75%, 9/23/22 [PLZ]                                37,500,000         12,487,253
------------------------------------------------------------------------------------------------
Poland (Republic of) Nts., Series 0K0807, 4.19%,
8/12/07 7 [PLZ]                                                    43,990,000         12,866,866
                                                                                ----------------
                                                                                      52,340,000

------------------------------------------------------------------------------------------------
RUSSIA--0.5%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 6 [EUR]                                   2,500,000          3,390,169
Series C, 9.60%, 10/25/14                                          13,190,000         16,489,017
------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28                345,000            616,688
------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 3                       1,190,000          1,304,538
                                                                                ----------------
                                                                                      21,800,412

------------------------------------------------------------------------------------------------
SOUTH AFRICA--1.3%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                 76,130,000         17,289,774
Series R186, 10.50%, 12/21/26 [ZAR]                               136,575,000         29,821,304
Series R203, 8.25%, 9/15/17 [ZAR]                                  30,810,000          5,277,179
Series R204, 8%, 12/21/18 [ZAR]                                    34,150,000          5,767,281
                                                                                ----------------
                                                                                      58,155,538

------------------------------------------------------------------------------------------------
SPAIN--1.1%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado, 6%,
1/31/29 [EUR]                                                      14,650,000         22,926,332
------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 6/23/06 [EUR]                   25,160,000         30,311,187
                                                                                ----------------
                                                                                      53,237,519

------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Bonds, 6.875%, 3/17/36                         5,415,000          5,252,550
------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                          13,220,000         13,831,425
                                                                                ----------------
                                                                                      19,083,975


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                    PRINCIPAL              VALUE
                                                                       AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------
UNITED KINGDOM--5.1%
United Kingdom Treasury Bonds, 6%, 12/7/28 8,9 [GBP]               53,865,000   $    118,336,979
------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                     70,310,000        120,586,225
                                                                                ----------------
                                                                                     238,923,204

------------------------------------------------------------------------------------------------
URUGUAY--0.2%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36               3,210,000          3,226,050
------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22           6,835,000          7,176,750
                                                                                ----------------
                                                                                      10,402,800

------------------------------------------------------------------------------------------------
VENEZUELA--0.6%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27 2                    15,025,000         19,126,825
------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 7%, 3/16/15 [EUR]                     5,070,000          6,721,661
                                                                                ----------------

                                                                                      25,848,486
                                                                                ----------------

Total Foreign Government Obligations (Cost $1,839,105,946)                         1,860,131,679

------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.938%, 3/4/10 3,4 [JPY]                                          141,730,387          1,198,146
5.813%, 3/4/10 3,4                                                    542,000            539,968
5.813%, 9/4/06 3,4                                                    164,284            163,874
                                                                                ----------------
Total Loan Participations (Cost $1,822,869)                                            1,901,988

------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--5.1%
------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts.,
12/13/15 4                                                         15,890,000         15,810,550
------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                               6,900,000          7,883,250
8.875% Nts., 11/17/14 6                                             4,675,000          5,341,188
------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds,
3/22/12 6                                                           1,445,000          1,437,775
------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
1/15/26 4                                                           4,840,000          4,840,000
------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 4                                 9,710,000          9,940,613
------------------------------------------------------------------------------------------------
Cloverie plc, 9.18% Sec. Nts., Series 2005-93,
12/20/10 3,4                                                        3,600,000          3,604,500
------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 4 [BRR]        13,295,000          6,865,602
------------------------------------------------------------------------------------------------
European Investment Bank, 1.90% Sr. Unsec. Nts.,
1/26/26 [JPY]                                                   1,761,000,000         14,539,845
------------------------------------------------------------------------------------------------
Gol Finance, 8.75% Perpetual Unsec. Nts. 6,10,11                    5,000,000          4,950,000
------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 7                                    30,220,000         23,062,393
11.60% Sr. Unsec. Nts., 1/12/10 7                                  42,800,000         28,321,616
12.28% Sr. Unsec. Nts., 3/9/09 7                                   30,220,000         21,502,134
------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 3 [BRR]                                        11,200,000          4,803,216
8.81% Nts., 1/25/12 3 [COP]                                    14,487,428,619          6,853,502


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                    PRINCIPAL              VALUE
                                                                       AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The),
15% Nts., 1/7/10 [TRY]                                              3,000,000   $      2,510,227
------------------------------------------------------------------------------------------------
Kuznetski Capital SA, Bank of Moscow, 7.375% Nts.,
11/26/10 4                                                          5,560,000          5,726,800
------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 6                             4,945,000          4,761,808
------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bond, 5/15/28                   5,095,000          5,671,306
------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 4
[TRY]                                                               5,000,000          3,886,203
------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10 4,5                                                           550,000                 --
------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub.
Nts., 10/13/10                                                      4,570,000          5,152,675
------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11 6                                                          13,153,118         12,866,038
------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 4 [PEN]       26,033,700          7,585,418
------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 6                         5,840,000          5,840,000
------------------------------------------------------------------------------------------------
Tiers-BSP (Bangko Sentral ng Pilipinas), 0%/8.60%
Collateralized Trust, 6/15/97 4,12                                  6,065,000          2,046,938
------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts.,
3/18/12 6                                                           2,381,000          2,250,045
------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 3                       8,020,000          8,027,258
------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2,6                         9,490,000          9,454,413
                                                                                ----------------

Total Corporate Bonds and Notes (Cost $233,127,727)                                  235,535,313

                                                                       SHARES
------------------------------------------------------------------------------------------------
COMMON STOCKS--2.0%
------------------------------------------------------------------------------------------------
Aggreko plc                                                           341,380          1,875,731
------------------------------------------------------------------------------------------------
Alstom 13                                                              20,800          1,736,159
------------------------------------------------------------------------------------------------
Amada Co. Ltd.                                                        189,000          2,061,818
------------------------------------------------------------------------------------------------
Anglo American plc                                                     47,710          1,849,423
------------------------------------------------------------------------------------------------
Arcelor                                                                48,700          1,919,837
------------------------------------------------------------------------------------------------
BAA plc                                                               126,850          1,827,035
------------------------------------------------------------------------------------------------
Barratt Developments plc                                               98,230          1,807,349
------------------------------------------------------------------------------------------------
BNP Paribas SA                                                         19,230          1,786,252
------------------------------------------------------------------------------------------------
British American Tobacco plc                                           73,430          1,778,436
------------------------------------------------------------------------------------------------
CNP Assurances SA                                                      18,570          1,872,348
------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                     32,042          1,840,945
------------------------------------------------------------------------------------------------
De La Rue plc                                                         182,020          1,764,636
------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                   112,607          1,899,573
------------------------------------------------------------------------------------------------
E.ON AG                                                                16,056          1,767,721
------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA             28,740          2,009,620
------------------------------------------------------------------------------------------------
Gecina SA                                                              14,230          1,888,297
------------------------------------------------------------------------------------------------
GKN plc                                                               297,370          1,717,871
------------------------------------------------------------------------------------------------
Hammerson plc                                                          87,100          1,876,470


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                           VALUE
                                                                       SHARES         SEE NOTE 1
------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------
Hochtief AG                                                            33,182   $      1,881,110
------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                     47,900          1,933,093
------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                            285,650          1,686,718
------------------------------------------------------------------------------------------------
Kobe Steel Ltd.                                                       460,430          1,748,617
------------------------------------------------------------------------------------------------
Komatsu Ltd.                                                          101,000          1,926,466
------------------------------------------------------------------------------------------------
Kubota Corp.                                                          182,000          1,963,806
------------------------------------------------------------------------------------------------
Land Securities Group plc                                              54,270          1,817,895
------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                  183,251          1,752,692
------------------------------------------------------------------------------------------------
MAN AG                                                                 28,200          1,961,608
------------------------------------------------------------------------------------------------
Man Group plc                                                          44,260          1,895,528
------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                187          1,731,776
------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                213,000          1,885,692
------------------------------------------------------------------------------------------------
Nippon Steel Corp.                                                    446,163          1,728,550
------------------------------------------------------------------------------------------------
Oracle Corp., Japan                                                    38,400          1,921,631
------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                  66,510          1,868,322
------------------------------------------------------------------------------------------------
Persimmon plc                                                          72,690          1,677,160
------------------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                           22,624          1,771,141
------------------------------------------------------------------------------------------------
Schroders plc                                                          88,200          1,822,016
------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                               156,000          1,770,739
------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                12,555          1,888,164
------------------------------------------------------------------------------------------------
Suedzucker AG                                                          67,412          1,747,428
------------------------------------------------------------------------------------------------
Suez SA                                                                48,524          1,912,311
------------------------------------------------------------------------------------------------
Sumitomo Metal Industries                                             401,450          1,722,449
------------------------------------------------------------------------------------------------
Takefuji Corp.                                                         27,360          1,722,494
------------------------------------------------------------------------------------------------
Taylor Woodrow plc 13                                                 244,370          1,715,265
------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                        70,366          2,030,362
------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                              178,000          1,811,759
------------------------------------------------------------------------------------------------
TUI AG                                                                 90,113          1,768,014
------------------------------------------------------------------------------------------------
Ube Industries Ltd.                                                   604,000          1,780,697
------------------------------------------------------------------------------------------------
Unibail                                                                10,860          1,960,954
------------------------------------------------------------------------------------------------
United Utilities plc                                                  148,570          1,779,784
------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                              34,580          1,888,285
                                                                                ----------------

Total Common Stocks (Cost $80,100,542)                                                91,752,047

                                                                        UNITS
------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation
Wts., Exp. 4/15/20 4,13 (Cost $0)                                         500             17,000


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--26.8%
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 [ARP]                                11,655,000       $   10,094,885
Argentina (Republic of) Unsec. Credit Linked Nts., 4%, 4/16/10 14 [ARP]                      14,712,814            9,544,169
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    38,356,000           15,879,987
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    59,878,000           24,790,433
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                   100,000,000           41,401,571
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.81%, 1/5/10 7 [BRR]               32,035,902            8,797,882
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.43%, 1/2/09 7 [BRR]               28,074,132            8,887,461
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.73%, 1/3/08 7 [BRR]               24,719,335            8,993,886
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                           12,570,000,000            7,048,111
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                  6,942,469,928            4,540,115
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     31,110,000,000           20,344,773
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     12,430,000,000            8,128,754
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     11,705,100,000            7,654,696
Dominican Republic Credit Linked Nts., 14.11%, 7/10/06
(linked to Dominican Republic Treasury Bills) 7 [DOP]                                       274,400,000            8,158,996
Dominican Republic Credit Linked Nts., 15.64%, 5/2/06
(linked to Dominican Republic Treasury Bills) 7 [DOP]                                       305,780,000            9,344,882
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07
(linked to Dominican Republic Treasury Bills) [DOP]                                         205,500,000            5,471,184
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                   256,400,000            8,034,579
Dominican Republic Credit Linked Nts., 17.08%, 11/6/06
(linked to Dominican Republic Treasury Bills) 7 [DOP]                                        52,160,000            1,475,178
Dominican Republic Unsec. Credit Linked Nts., 14.67%, 5/15/06
(linked to Dominican Republic Treasury Bills) 7 [DOP]                                       165,940,000            5,044,064
Dominican Republic Unsec. Credit Linked Nts., 16.18%, 4/24/06
(linked to Dominican Republic Treasury Bills) 7 [DOP]                                       102,260,000            3,133,922
Egypt (The Arab Republic of) Credit Linked Nts., 7.90%, 8/3/06
(linked to Egyptian Treasury Bills) 7 [EGP]                                                  46,160,000            7,801,301
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.21%, 9/19/06
(linked to Egyptian Treasury Bills) 7 [EGP]                                                  41,300,000            6,899,597
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                    34,150,000            6,001,636
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 8/17/06
(linked to Egyptian Treasury Bills) [EGP]                                                    46,060,000            7,759,076
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                    2,672,000,000           21,196,685
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 10 [NGN]      2,032,000,000           16,078,646
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                              13,799,000            3,066,535
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                 24,420,000,000            6,693,773
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                  9,980,000,000            2,735,620
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                                         37,857,000           30,578,432


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                            321,528,000       $   11,784,958
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                      280,840,000           11,479,491
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]                    277,800,000           11,400,450
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                        289,282,000           10,753,295
South African Rand Interest Bearing Linked Nts., Series FBi 43, 4.465%, 5/23/22 3             2,100,000            2,064,930
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]              30,400,000            6,797,623
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                                        4,238,000            4,970,835
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                        12,320,000           15,921,259
Turkey (Republic of) Credit Linked Nts., Series EMG 19, 16.90%, 7/5/06 7 [TRY]               20,350,000           14,653,362
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]               9,163,000            2,048,902
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]              65,490,000           14,643,957
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.,, (Nassau Branch), Turkey (Republic of)
Credit Linked Nts., Series EMG 4, 17.20%, 7/6/06 7 [TRY]                                     24,930,576           17,951,684
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 10.10%, 12/21/11 [ARP]                           35,580,000           28,117,582
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                            15,895,000           10,334,813
Brazil Real Credit Linked Nts., 13.88%, 3/3/10 7 [BRR]                                       61,128,560           19,725,542
Campania Total Return Linked Nts., 3.207%, 7/30/10 3 [EUR]                                   34,900,000           42,585,630
Campania Total Return Linked Nts., 3.207%, 7/30/10 3 [EUR]                                   40,150,000           48,485,755
Egypt (The Arab Republic of) Credit Linked Nts., 10.132%, 5/23/06
(linked to Egyptian Treasury Bills) [EGP]                                                    31,525,000            5,407,107
Egypt (The Arab Republic of) Total Return Linked Nts., 8.32%, 12/12/06
(linked to Egyptian Treasury Bills) 7 [EGP]                                                  62,500,000           10,247,934
European Investment Bank, Russian Federation Credit Linked Nts., 5.50%, 1/19/10 7             8,475,000            7,099,931
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/24/09 [KZT]         2,003,690,000           15,681,548
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                   10,300,162            9,051,782
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                      12,412,800           14,236,240
Moscow (City of) Credit Linked Nts., 10%, 4/2/10 [RUR]                                      228,279,750            9,224,691
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/27/09 [NGN]                     525,300,000            4,304,058
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/30/09 [NGN]                        704,900,000            6,171,657
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                    1,435,000            1,563,264
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                    1,435,000            1,536,102
Peru (Republic of) Credit Linked Nts., 6.211%, 2/20/11 3                                      3,255,000            3,160,382
Romania (The State of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                             22,740,000            8,774,123
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                               3,320,000            1,299,978
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                               5,640,000            2,208,396
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                              10,000,000            3,915,595
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                              9,118,650            3,330,055
Russian Federation Credit Linked Nts., 12/2/09 7 [RUR]                                      233,573,000            9,003,914


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Turkey (Republic of) Total Return Linked Nts., 13.05%, 5/11/07
(linked To Turkish Treasury Bills) [TRY]                                                     21,000,000       $   15,105,162
Turkey (Republic of) Total Return Linked Nts., Series III, 12.81%,
7/5/06 7 [TRY]                                                                               27,800,000           20,021,376
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                2,505,000            2,518,778
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                              2,505,000            2,518,778
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                2,505,000            2,518,778
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                              2,505,000            2,518,778
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                2,505,000            2,518,778
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                              37,017,600            8,136,777
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                              20,689,000            4,153,477
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                              3,228,000              717,734
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                             11,438,000            2,543,198
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                              27,990,000            5,442,730
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 [UAH]                                10,604,800            2,331,023
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                    27,980,000            5,440,786
Videocon International Ltd. Credit Linked Nts., 7.21%, 12/29/09                               7,300,000            7,278,830
-----------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 4 [UAH]                                                                             64,285,000           14,161,432
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 10.06%, 12/19/11 4 [ARP]                         36,445,000           29,662,238
Brazil (Federal Republic of) Credit Linked Nts., 2.73%, 11/30/12 7 [ARP]                     35,605,000            8,095,696
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 4 [BRR]                         45,170,000           26,317,463
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 7 [BRR]                      51,226,300            7,553,914
Brazil (Federal Republic of) Credit Linked Nts., 12.68%, 6/1/13 7 [BRR]                      75,340,000           13,418,179
Brazil (Federal Republic of) Credit Linked Nts., 13.85%, 4/1/10 7 [BRR]                     129,150,391           33,588,651
Brazil (Federal Republic of) Credit Linked Nts., 15.33%, 1/2/15 7 [BRR]                     138,200,796           20,379,317
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.55%, 1/2/15 7 [BRR]          114,770,000           16,924,173
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 7 [COP]                      153,800,000,000           27,814,715
Colombia (Republic of) Credit Linked Bonds, 13.50%, 8/3/20 [COP]                        132,560,000,000           17,654,896
Peru (Republic of) Credit Linked Nts., 8.12%, 9/2/15 7 [PEN]                                 40,860,000            4,960,813
Russian Federation Railways Credit Linked Nts., 6.59%, 6/15/07 [RUR]                        297,950,000           11,090,411
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                     3,850,000            3,674,055
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                    10,726,400            4,102,741
Turkey (Republic of) Total Return Linked Nts., 15%, 2/11/10
(linked to Turkish Treasury Bills) [TRY]                                                     12,515,000           10,163,725
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                                            4,252,888            5,469,639
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15                                 20,000,000           21,578,000
Romania (The State of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                                    30,904,100           11,108,533


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.: Continued
Romania (The State of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                    36,650,000       $   13,285,782
Romania (The State of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                     3,105,000            1,142,369
Romania (The State of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                                     5,155,000            1,908,008
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                     3,101,000            1,145,953
Romania (The State of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                     7,453,000            2,754,204
Romania (The State of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                    24,895,500            9,348,941
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc, Total Return Linked Nts.:
Series A, 8.375%, 6/30/12 [RUR]                                                             294,160,000           10,749,987
Series B, 11%, 6/30/12 [RUR]                                                                220,610,000            8,169,620
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Sr. Sub. Linked Nts., 15.45%, 1/2/14 4 [BRR]                    40,700,000           20,516,637
Philippines (Republic of) Credit Linked Nts., 7.97%, 6/20/16 3,6                              2,640,000            2,649,504
Philippines (Republic of) Credit Linked Nts., 8.619%, 9/20/15                                   980,000            1,053,304
Philippines (Republic of) Credit Linked Nts., 9.78%, 9/20/15                                 30,000,000           33,615,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                    11,760,000           11,645,928
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                            4,415,000            4,853,410
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                    8,435,000            8,702,390
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                   3,850,000            4,274,270
-----------------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                    56,205,300           13,723,306
OAO Gazprom III Credit Nts., 7.81%, 7/5/06                                                    3,590,000            3,679,665
Ukraine (Republic of) Credit Linked Nts., 8.40%, 2/10/16                                      5,890,000            5,990,117
                                                                                                              ---------------

                                                                                                               1,246,209,623
Total Structured Notes (Cost $1,170,462,618)

                                                                         STRIKE
                                                              DATE        PRICE               CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
-----------------------------------------------------------------------------------------------------------------------------
Brazilian Real Put 4,13                                     6/7/06        2.35BRR           144,200,000              625,756
-----------------------------------------------------------------------------------------------------------------------------
Brazilian Real Put 13                                       6/8/06        2.36BRR           145,000,000              460,055
-----------------------------------------------------------------------------------------------------------------------------
Japanese Yen Put 4,13                                      9/21/06         119JPY        53,340,000,000            4,616,577
-----------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Call 13                                10/12/06       11.40MXN           176,016,000              223,269
-----------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 13                                 10/12/06       11.40MXN           176,016,000              693,725
                                                                                                              ---------------

Total Options Purchased (Cost $7,251,698)                                                                          6,619,382


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--11.4% 15
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 88.11% in joint repurchase agreement (Principal
Amount/Value $600,664,000, with a maturity value of $600,886,746) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 4.45%, dated 3/31/06, to be repurchased at $529,427,257 on 4/3/06, collateralized by U.S. Treasury Bills,
7/6/06, with a value of $44,450,550 and U.S. Treasury Bonds, 6.25%--8.125%,
8/15/19--8/15/27, with a value of $568,748,991 (Cost $529,231,000)                      $   529,231,000       $  529,231,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $4,454,380,451)                                             4,564,556,278

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--8.8%
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.2%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 4.88%, 4/25/06 16               6,000,000            6,000,000
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset Backed Certificates, Series 2005-17, Cl. 4AV1, 4.93%, 4/25/06 16            2,843,761            2,843,761
-----------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.98%, 6/15/06 16                                                2,000,000            2,000,000
                                                                                                              ---------------
                                                                                                                  10,843,761

-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.0%
Undivided interest of 37.03% in joint repurchase agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of $1,000,407,917) with Bank of America NA,
4.895%, dated 3/31/06, to be repurchased at $370,496,364 on 4/3/06, collateralized
by U.S. Agency Mortgages, 5.50%, 12/1/34, with a value of $1,020,000,001 16                 370,345,294          370,345,294
-----------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
CDDC Financial Products, Inc., 4.975%, 4/3/06 16                                              1,000,000            1,000,000
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 4.945%, 4/3/06 16                                             4,000,000            4,000,000
                                                                                                              ---------------
                                                                                                                   5,000,000

-----------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Express Credit Corp., 4.76%, 4/17/06 16                                              2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 4.87%, 4/3/06 16                                                                3,000,000            3,000,000
-----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 16                                                                2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 16                                                                3,000,000            3,000,000
-----------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 4.87%, 4/3/06 16                                                        3,000,000            3,000,000


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
LINKS Finance LLC, 4.87%, 4/3/06 16                                                     $     2,000,000      $     2,000,000
-----------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.83%, 4/28/06 16                                                    2,000,000            2,000,000
                                                                                                             ----------------
                                                                                                                  17,000,000

-----------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.1%
Natexis Banques Populaires NY, 4.87%, 4/3/06 16                                               2,000,000            2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.89%, 4/3/06 16                                               1,999,612            1,999,612
                                                                                                             ----------------

                                                                                                                   3,999,612
                                                                                                             ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $407,188,667)                                                                                              407,188,667

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,861,569,118)                                                 106.9%       4,971,744,945
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (6.9)        (322,138,491)
                                                                                        -------------------------------------

NET ASSETS                                                                                        100.0%     $ 4,649,606,454
                                                                                        =====================================


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
COP   Colombian Peso
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
ZAR   South African Rand
ZMK   Zambian Dwacha

1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $12,770,555. See Note 6 of accompanying Notes.

2. Partial or fully-loaned security. See Note 13 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $182,294,602, which represents 3.92% of the Fund's net assets. In addition, the Fund has restricted currency of $1,889,568, which represents 0.04% of the Fund's net assets. See Note 12 of accompanying Notes.

5. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $125,280,329 or 2.69% of the Fund's net assets as of March 31, 2006.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

9. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                              CONTRACTS   EXPIRATION   EXERCISE      PREMIUM        VALUE
                         SUBJECT TO PUT         DATE      PRICE     RECEIVED   SEE NOTE 7
-----------------------------------------------------------------------------------------
Japanese Yen [JPY]       53,340,000,000      9/21/06     124JPY   $1,118,419   $1,204,417

10. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See Note 1 of accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13. Non-income producing security.

14. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

15. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

16. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of accompanying Notes.


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                         $ 1,536,197,295      30.9%
Brazil                                                    343,087,214       6.9
Japan                                                     280,938,368       5.7
United Kingdom                                            265,880,495       5.4
Turkey                                                    226,805,592       4.6
Mexico                                                    182,343,765       3.7
Germany                                                   178,413,268       3.6
Russia                                                    165,769,100       3.3
Colombia                                                  164,313,136       3.3
France                                                    164,131,598       3.3
Argentina                                                 151,433,319       3.0
Peru                                                      146,020,605       2.9
Australia                                                  95,351,399       1.9
Italy                                                      91,071,385       1.8
Ukraine                                                    88,068,181       1.8
Dominican Republic                                         64,819,807       1.3
Romania                                                    64,324,678       1.3
South Africa                                               60,220,468       1.2
Austria                                                    59,260,801       1.2
Egypt                                                      56,982,689       1.1
Belgium                                                    56,466,914       1.1
Spain                                                      53,237,519       1.1
Poland                                                     52,340,000       1.1
Israel                                                     51,546,152       1.0
Nigeria                                                    49,572,527       1.0
Philippines                                                45,431,268       0.9
Venezuela                                                  43,695,556       0.9
Malaysia                                                   43,394,755       0.9
Greece                                                     37,303,364       0.8
Supranational                                              36,197,493       0.7
Indonesia                                                  33,190,597       0.7
Kazakhstan                                                 21,521,548       0.5
Panama                                                     15,231,320       0.3
Uruguay                                                    10,402,800       0.2
Zambia                                                      9,429,393       0.2
India                                                       7,278,830       0.1
Trinidad & Tobago                                           4,761,808       0.1
Swaziland                                                   3,674,055       0.1
Bulgaria                                                    3,450,825       0.1
China                                                       2,250,045       0.0
Luxembourg                                                  1,919,837       0.0
Algeria                                                     1,901,988       0.0
El Salvador                                                 1,294,613       0.0
Guatemala                                                     818,575       0.0
                                                      --------------------------

Total                                                 $ 4,971,744,945     100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $529,231,000 in repurchase agreements) (including securities loaned of $344,560,459)
(cost $4,861,569,118)--see accompanying statement of investments                      $ 4,971,744,945
------------------------------------------------------------------------------------------------------
Cash                                                                                       14,620,670
------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,006,444)                                                  1,996,757
------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                      51,204,634
------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                  29,316,163
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                         47,461,179
Interest, dividends and principal paydowns                                                 31,642,551
Investments sold (including $4,018,186 sold on a when-issued basis or forward
commitment)                                                                                28,527,996
Futures margins                                                                             1,020,763
Closed foreign currency contracts                                                             428,384
Other                                                                                          37,113
                                                                                      ----------------
Total assets                                                                            5,178,001,155

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $1,118,419)--see accompanying
statement of investments                                                                    1,204,417
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                407,188,667
------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                      11,281,559
------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                   3,136,756
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $23,581,146 purchased on a when-issued basis or
forward commitment)                                                                        72,296,144
Closed foreign currency contracts                                                          18,375,397
Shares of beneficial interest redeemed                                                      8,891,387
Distribution and service plan fees                                                          2,567,572
Dividends                                                                                   2,373,782
Transfer and shareholder servicing agent fees                                                 563,621
Shareholder communications                                                                    179,595
Trustees' compensation                                                                         26,550
Other                                                                                         309,254
                                                                                      ----------------
Total liabilities                                                                         528,394,701

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 4,649,606,454
                                                                                      ================


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $       794,983
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              4,510,278,288
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                           (33,025,113)
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              5,206,358
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies
                                                                                          166,351,938
                                                                                      ----------------

NET ASSETS                                                                            $ 4,649,606,454
                                                                                      ================

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,527,216,355 and 602,641,388 shares of beneficial interest outstanding)             $          5.85
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                       $          6.14
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $233,820,032 and
40,086,103 shares of beneficial interest outstanding)                                 $          5.83
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $738,138,446 and
126,527,426 shares of beneficial interest outstanding)                                $          5.83
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $55,734,839 and
9,546,368 shares of beneficial interest outstanding)                                  $          5.84
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $94,696,782 and 16,181,667 shares of beneficial interest outstanding)              $          5.85

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $39,664)                                 $   93,333,495
------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $25,974)                                       664,881
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                        212,223
                                                                                       ---------------
Total investment income                                                                    94,210,599

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                            10,798,017
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                     3,712,844
Class B                                                                                     1,124,047
Class C                                                                                     3,116,915
Class N                                                                                       125,168
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     2,296,826
Class B                                                                                       281,966
Class C                                                                                       442,688
Class N                                                                                       110,297
Class Y                                                                                         5,465
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                       197,874
Class B                                                                                        28,607
Class C                                                                                        37,845
Class N                                                                                         2,287
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                   164,361
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         20,020
------------------------------------------------------------------------------------------------------
Administrative fees                                                                               750
------------------------------------------------------------------------------------------------------
Other                                                                                         165,877
                                                                                       ---------------
Total expenses                                                                             22,631,854
Less waivers and reimbursements of expenses                                                   (22,524)
                                                                                       ---------------
Net expenses                                                                               22,609,330

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      71,601,269


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                            $   52,196,476
Closing and expiration of option contracts written                                            529,636
Closing and expiration of swaption contracts                                                  251,576
Closing and expiration of futures contracts                                               (15,691,205)
Foreign currency transactions                                                             (36,886,095)
Swap contracts                                                                              5,598,000
                                                                                       ---------------
Net realized gain                                                                           5,998,388

------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                               (16,530,236)
Translation of assets and liabilities denominated in foreign currencies                    32,049,542
Futures contracts                                                                          (7,905,840)
Option contracts                                                                              (85,998)
Swaption contracts                                                                             82,251
Swap contracts                                                                             (3,532,963)
                                                                                       ---------------
Net change in unrealized appreciation                                                       4,076,756

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   81,676,413
                                                                                       ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS              YEAR
                                                                              ENDED             ENDED
                                                                     MARCH 31, 2006     SEPTEMBER 30,
                                                                        (UNAUDITED)              2005
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                               $    71,601,269   $    94,722,247
------------------------------------------------------------------------------------------------------
Net realized gain                                                         5,998,388       101,469,820
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                     4,076,756       125,469,766
                                                                    ----------------------------------
Net increase in net assets resulting from operations                     81,676,413       321,661,833

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (129,921,961)     (119,863,500)
Class B                                                                  (9,061,507)      (11,853,673)
Class C                                                                 (24,824,148)      (21,678,102)
Class N                                                                  (2,131,511)       (1,754,272)
Class Y                                                                  (2,678,363)       (1,726,774)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (11,599,173)      (15,265,136)
Class B                                                                    (891,799)       (1,931,153)
Class C                                                                  (2,435,654)       (3,155,872)
Class N                                                                    (203,177)         (225,580)
Class Y                                                                    (253,487)         (218,918)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                 920,597,562     1,399,327,451
Class B                                                                  15,405,990        44,672,998
Class C                                                                 194,349,655       305,107,070
Class N                                                                  10,511,303        26,099,719
Class Y                                                                  58,827,981        21,571,837

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                        1,097,368,124     1,940,767,928
------------------------------------------------------------------------------------------------------
Beginning of period                                                   3,552,238,330     1,611,470,402
                                                                    ----------------------------------

End of period (including accumulated net investment income (loss)
of $(33,025,113) and $63,991,108, respectively)                     $ 4,649,606,454   $ 3,552,238,330
                                                                    ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                              YEAR
                                                            ENDED                                                             ENDED
                                                   MARCH 31, 2006                                                         SEPT. 30,
CLASS A                                               (UNAUDITED)           2005           2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $         6.01    $      5.63    $      5.33   $    4.38   $    3.95   $    4.19
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .11 1          .23 1          .13         .20         .24         .30
Net realized and unrealized gain (loss)                       .01            .62            .47         .95         .41        (.24)
                                                   ---------------------------------------------------------------------------------
Total from investment operations                              .12            .85            .60        1.15         .65         .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.26)          (.41)          (.30)       (.20)       (.19)         --
Distributions from net realized gain                         (.02)          (.06)            --          --          --          --
Tax return of capital distribution                             --             --             --          --        (.03)       (.30)
                                                   ---------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                 (.28)          (.47)          (.30)       (.20)       (.22)       (.30)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $         5.85    $      6.01    $      5.63   $    5.33   $    4.38   $    3.95
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           2.23%         15.53%         11.56%      26.67%      16.78%       1.40%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $    3,527,216    $ 2,683,900    $ 1,177,628   $ 429,283   $ 181,456   $ 118,733
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $    3,004,252    $ 1,925,344    $   811,608   $ 285,391   $ 134,912   $ 117,000
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        3.78%          3.85%          2.19%       3.94%       5.16%       7.10%
Total expenses                                               0.98%          1.03%          1.13%       1.22%       1.37%       1.38%
Expenses after payments and waivers and
reduction to custodian expenses                              0.98%          1.02%          1.13%       1.22%       1.37%       1.38%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        59%            90%           133%        341%        372%        377%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                  MARCH 31, 2006                                                         SEPT.30,
CLASS B                                              (UNAUDITED)        2005         2004           2003         2002        2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      5.99   $    5.61    $    5.31      $    4.37    $    3.94    $   4.17
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .09 1       .17 1        .08            .16          .21         .26
Net realized and unrealized gain (loss)                      .01         .63          .47            .94          .40        (.22)
                                                     -------------------------------------------------------------------------------
Total from investment operations                             .10         .80          .55           1.10          .61         .04
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                        (.24)       (.36)        (.25)          (.16)        (.15)         --
Distributions from net realized gain                        (.02)       (.06)          --             --           --          --
Tax return of capital distribution                            --          --           --             --         (.03)       (.27)
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.26)       (.42)        (.25)          (.16)        (.18)       (.27)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $      5.83   $    5.99    $    5.61      $    5.31    $    4.37    $   3.94
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.79%      14.58%       10.66%         25.48%       15.90%       0.85%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   233,820   $ 224,381    $ 167,621      $ 134,661    $ 100,049    $ 84,427
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   225,754   $ 201,541    $ 153,117      $ 119,232    $  85,244    $ 93,455
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       2.95%       2.95%        1.40%          3.20%        4.41%       6.40%
Total expenses                                              1.84%       1.89% 4      1.98% 4,5      2.03% 4      2.14% 4     2.14% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       59%         90%         133%           341%         372%        377%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                       SIX MONTHS                                                            YEAR
                                                            ENDED                                                           ENDED
                                                   MARCH 31, 2006                                                       SEPT. 30,
CLASS C                                               (UNAUDITED)        2005         2004           2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $      5.99   $    5.61    $    5.31      $    4.37    $   3.94    $   4.17
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .09 1       .18 1        .09            .16         .21         .26
Net realized and unrealized gain (loss)                       .01         .63          .46            .94         .40        (.22)
                                                      ------------------------------------------------------------------------------
Total from investment operations                              .10         .81          .55           1.10         .61         .04
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                         (.24)       (.37)        (.25)          (.16)       (.15)         --
Distributions from net realized gain                         (.02)       (.06)          --             --          --          --
Tax return of capital distribution                             --          --           --             --        (.03)       (.27)
                                                      ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.26)       (.43)        (.25)          (.16)       (.18)       (.27)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $      5.83   $    5.99    $    5.61      $    5.31    $   4.37    $   3.94
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           1.85%      14.70%       10.75%         25.48%      15.90%       0.85%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $   738,138   $ 560,138    $ 233,311      $  90,248    $ 38,865    $ 25,221
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $   626,635   $ 401,401    $ 170,796      $  63,198    $ 28,635    $ 27,125
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        3.04%       3.10%        1.46%          3.15%       4.37%       6.39%
Total expenses                                               1.71%       1.77% 4      1.88% 4,5      2.02% 4     2.14% 4     2.14% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        59%         90%         133%           341%        372%        377%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                   YEAR
                                                             ENDED                                                  ENDED
                                                    MARCH 31, 2006                                              SEPT. 30,
CLASS N                                                (UNAUDITED)       2005        2004      2003      2002      2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      6.00   $   5.61    $   5.32   $  4.37   $  3.95   $    4.23
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .10 2      .20 2       .12       .18       .21         .16
Net realized and unrealized gain (loss)                        .01        .64         .45       .95       .42        (.28)
                                                       --------------------------------------------------------------------
Total from investment operations                               .11        .84         .57      1.13       .63        (.12)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                          (.25)      (.39)       (.28)     (.18)     (.18)         --
Distributions from net realized gain                          (.02)      (.06)         --        --        --          --
Tax return of capital distribution                              --         --          --        --      (.03)       (.16)
                                                       --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.27)      (.45)       (.28)     (.18)     (.21)       (.16)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      5.84   $   6.00    $   5.61   $  5.32   $  4.37   $    3.95
                                                       ====================================================================
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            2.01%     15.27%      11.00%    26.31%    16.23%      (2.88)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    55,735   $ 46,533    $ 18,641   $ 4,640   $ 1,280   $     109
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    50,306   $ 30,696    $ 10,769   $ 2,653   $   297   $      34
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         3.36%      3.45%       1.83%     3.56%     4.87%       6.56%
Total expenses                                                1.51%      1.47%       1.49%     1.57%     1.57%       1.39%
Expenses after payments and waivers and
reduction to custodian expenses                               1.42%      1.46%       1.49%     1.57%     1.57%       1.39%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         59%        90%        133%      341%      372%        377%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    38 | OPPENHEIMER INTERNATIONAL BOND FUND


                                                                                    SIX MONTHS                   YEAR
                                                                                         ENDED                  ENDED
                                                                                MARCH 31, 2006              SEPT. 30,
CLASS Y                                                                            (UNAUDITED)       2005      2004 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $      6.01   $   5.63   $    5.58
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                      .12 2      .25 2        -- 3
Net realized and unrealized gain                                                           .02        .63         .05
                                                                                   ------------------------------------
Total from investment operations                                                           .14        .88         .05
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      (.28)      (.44)         --
Distributions from net realized gain                                                      (.02)      (.06)         --
Tax return of capital distribution                                                          --         --          --
                                                                                   ------------------------------------
Total dividends and/or distributions to shareholders                                      (.30)      (.50)         --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $      5.85   $   6.01   $    5.63
                                                                                   ====================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                        2.43%     15.96%       0.92%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                           $    94,697   $ 37,286   $  14,268
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                  $    62,142   $ 25,559   $   7,086
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                                     4.15%      4.23%       4.84%
Total expenses                                                                            0.58%      0.67%       1.17%
Expenses after payments and waivers and
reduction to custodian expenses                                                           0.58%      0.66%       1.17%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     59%        90%        133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded


                    40 | OPPENHEIMER INTERNATIONAL BOND FUND on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 26.8% of the Fund's net assets and resulted in unrealized cumulative gains of $75,747,005.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $23,581,146 of securities issued on a when-issued basis or forward commitment and sold $4,018,186 of securities issued on a when-issued basis or forward commitment.


                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $271,727, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                    42 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At March 31, 2006, the Fund had $8,213 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    44 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED MARCH 31, 2006    YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES            AMOUNT       SHARES              AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                         210,916,459   $ 1,244,686,905    290,795,021   $ 1,714,084,347
Dividends and/or
distributions reinvested      18,748,474       109,207,852     17,749,603       105,430,621
Redeemed                     (73,437,387)     (433,297,195)   (71,447,967)     (420,187,517)
                           -----------------------------------------------------------------
Net increase                 156,227,546   $   920,597,562    237,096,657   $ 1,399,327,451
                           =================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                           7,175,552   $    42,206,534     15,275,934   $    89,714,849
Dividends and/or
distributions reinvested       1,368,569         7,935,797      1,842,516        10,920,892
Redeemed                      (5,903,193)      (34,736,341)    (9,559,054)      (55,962,743)
                           -----------------------------------------------------------------
Net increase                   2,640,928   $    15,405,990      7,559,396   $    44,672,998
                           =================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                          38,965,850   $   229,331,076     59,355,223   $   348,932,998
Dividends and/or
distributions reinvested       3,155,127        18,299,274      2,925,804        17,330,636
Redeemed                      (9,066,271)      (53,280,695)   (10,417,683)      (61,156,564)
                           -----------------------------------------------------------------
Net increase                  33,054,706   $   194,349,655     51,863,344   $   305,107,070
                           =================================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                           3,595,687   $    21,179,656      5,802,889   $    34,052,865
Dividends and/or
distributions reinvested         375,846         2,182,951        310,916         1,843,537
Redeemed                      (2,183,531)      (12,851,304)    (1,676,293)       (9,796,683)
                           -----------------------------------------------------------------
Net increase                   1,788,002   $    10,511,303      4,437,512   $    26,099,719
                           =================================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                          10,021,546   $    59,132,126      4,755,499   $    27,879,481
Dividends and/or
distributions reinvested         504,449         2,931,850        328,793         1,945,692
Redeemed                        (548,339)       (3,235,995)    (1,416,856)       (8,253,336)
                           -----------------------------------------------------------------
Net increase                   9,977,656   $    58,827,981      3,667,436   $    21,571,837
                           =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                              PURCHASES             SALES
--------------------------------------------------------------------------
Investment securities                   $ 1,883,892,666   $ 1,718,582,404
U.S. government and government agency
obligations                                          --        20,051,283


                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effecive January 1, 2006, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, 0.50% of the next $4 billion and 0.48% average annual net assets in excess of $5 billion. Prior to January 1, 2006, the Fund provided for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $3,025,524 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                    46 | OPPENHEIMER INTERNATIONAL BOND FUND and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B, Class C and Class N shares were $7,764,915, $10,075,873 and $627,825, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
March 31, 2006       $ 859,935         $ 2,904       $ 221,034        $ 92,432        $ 18,539
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2006, OFS waived $22,524 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                                     VALUATION
                                                       CONTRACT          AS OF
                                     EXPIRATION          AMOUNT      MARCH 31,     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                      DATES          (000S)           2006   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]                     5/3/06      140,000ARP   $ 45,404,825   $         --   $      5,490
Brazilian Real [BRR]            4/28/06-1/13/10      552,009BRR    222,586,755     32,308,532        539,142
Canadian Dollar [CAD]                   4/28/06      102,890CAD     88,171,833             --      1,851,929
Chilean Peso [CLP]               4/6/06-4/28/06   12,320,000CLP     23,365,824         66,271        235,273
Indian Rupee [INR]                       4/7/06    2,000,000INR     44,922,066             --         97,630
Japanese Yen [JPY]               4/5/06-6/15/06   37,749,000JPY    322,530,059             --      4,277,917
Mexican Nuevo Peso [MXN]        4/17/06-4/25/06      699,730MXN     64,204,181        498,992        880,516
New Taiwan Dollar [TWD]                  6/6/06      320,000TWD      9,928,965             --         89,821
Norwegian Krone [NOK]                   6/14/06      601,320NOK     92,197,805      1,978,603             --
Swedish Krone [SEK]                     5/15/06      711,200SEK     91,634,450         83,950        863,923
Swiss Franc [CHF]                        6/9/06       23,260CHF     17,976,973         85,959             --
South Korean Won [KRW]            5/2/06-6/5/06   61,578,000KRW     63,455,054          7,888         92,338
Thailand Baht [THB]                     4/17/06    1,239,000THB     31,869,060        463,012             --
Turkish Lira [TRY]               4/17/06-2/1/08      174,511TRY    121,233,577     12,949,092        254,001
                                                                                 ----------------------------
                                                                                   48,442,299      9,187,980
                                                                                 ----------------------------
CONTRACTS TO SELL
Brazilian Real [BRR]                     4/3/06       46,287BRR     21,372,818             --        541,555
British Pound Sterling [GBP]     6/15/06-8/7/06       79,400GBP    138,109,655        255,348        718,084
Chinese Renminbi [CNY]                  4/17/06      360,000CNY     44,970,283             --         32,073
Czech Koruna [CZK]                       5/3/06    1,100,000CZK     46,950,900             --        372,506
Euro [EUR]                        5/3/06-8/7/06      129,510EUR    157,576,973        272,122        347,689
Japanese Yen [JPY]               4/17/06-8/7/06   17,642,000JPY    151,140,676      1,517,587         42,306
New Taiwan Dollar [TWD]                 4/17/06    1,400,000TWD     43,213,218        147,888             --
Peruvian New Sol [PEN]                   5/4/06       77,670PEN     23,011,859             --         39,366
South African Rand [ZAR]        4/11/06-4/12/06      203,440ZAR     32,972,511        237,708             --
Swiss Franc [CHF]                       4/18/06       59,000CHF     45,340,492        331,682             --
                                                                                 ----------------------------
                                                                                    2,762,335      2,093,579
                                                                                 ----------------------------
Total unrealized appreciation and depreciation                                   $ 51,204,634   $ 11,281,559
                                                                                 ============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that


                    48 | OPPENHEIMER INTERNATIONAL BOND FUND relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                     UNREALIZED
                                      EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES   CONTRACTS    MARCH 31, 2006   (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation, 10 yr.             6/8/06         190   $    26,978,720   $     (286,870)
FTSE 100 Index                           6/16/06          45         4,667,547          (12,911)
Hang Seng Stock Index                    4/27/06          44         4,482,991          (15,332)
Japan (Government of) Bonds, 10 yr.       6/9/06         231       261,930,841       (2,631,377)
MSCI Taiwan Index                        4/27/06         159         4,442,460           54,359
Standard & Poor's ASX 200 Index          6/15/06          50         4,598,773          176,028
Standard & Poor's/MIB Index, 10 yr.      6/16/06          20         4,523,256          (85,787)
U.S. Treasury Nts., 5 yr.                6/30/06       5,500       574,406,250       (4,223,780)
                                                                                 ---------------
                                                                                     (7,025,670)
                                                                                 ---------------


                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

                                                                                     UNREALIZED
                                      EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES   CONTRACTS    MARCH 31, 2006   (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                          4/21/06         376   $    23,776,243   $     (353,855)
DAX Index                                6/16/06         131        23,818,940         (254,268)
FTSE 100 Index                           6/16/06         304        31,531,873           61,656
Nikkei 225 Index                          6/8/06         224        32,391,504       (2,589,504)
Standard & Poor's 500 E-Mini             6/16/06          69         4,496,385          (47,183)
Standard & Poor's/Toronto Stock
Exchange 60 Index                        6/15/06          38         4,461,018          (65,872)
U.S. Treasury Nts., 10 yr.               6/21/06         394        41,917,906          105,267
                                                                                 ---------------
                                                                                     (3,143,759)
                                                                                 ---------------
                                                                                 $  (10,169,429)
                                                                                 ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                    50 | OPPENHEIMER INTERNATIONAL BOND FUND

Written option activity for the six months ended March 31, 2006 was as follows:

                                               PUT OPTIONS
                            -------------------------------
                                  NUMBER OF      AMOUNT OF
                                  CONTRACTS       PREMIUMS
-----------------------------------------------------------
Options outstanding as of
September 30, 2005                       --   $         --
Options written              53,463,350,000      1,792,004
Options closed or expired      (123,350,000)      (673,585)
                            -------------------------------
Options outstanding as of
March 31, 2006               53,340,000,000   $  1,118,419
                            ===============================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                       NOTIONAL   TERMINATION    UNREALIZED
COUNTERPARTY        SWAP DESCRIPTION         AMOUNT         DATES  APPRECIATION
--------------------------------------------------------------------------------
                           Six-Month
Deutsche Bank AG           BBA LIBOR   $ 16,760,000       5/13/15  $  2,271,069
                           Six-Month
Goldman Sachs
Group, Inc. (The)          BBA LIBOR     11,580,000       1/14/15     1,598,975
                           Six-Month
Goldman Sachs
Group, Inc. (The)          BBA LIBOR     11,580,000       1/20/15     1,631,605
                                                                   -------------
                                                                   $  5,501,649
                                                                   =============

Abbreviations are as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index.


                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of March 31, 2006, the Fund had entered into the following interest rate swap agreements:

                                              RATE          RATE
                                           PAID BY   RECEIVED BY
                                       THE FUND AT   THE FUND AT                                  UNREALIZED
SWAP                        NOTIONAL     MARCH 31,     MARCH 31,      FLOATING   TERMINATION    APPRECIATION
COUNTERPARTY                  AMOUNT          2006          2006    RATE INDEX         DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
                                                                        90-Day
                      333,000,000TWD        2.0200%       1.5304%         CPTW        3/4/09   $      (36,967)
                   10,340,000,000KRW        4.2600        4.9000         KWCDC       2/13/11          (25,084)
                                                                        90-Day
                      333,000,000TWD        2.0200        1.5240          CPTW       3/23/09          (24,427)
                   15,522,000,000KRW        4.1600        4.9900         KWCDC        2/1/11           35,069
                                                                     Six-Month
                       16,830,000PLZ        4.1400        5.5200          WIBO       3/24/10          161,259
                                                                     Six-Month
                       26,928,000PLZ        4.1300        5.5500          WIBO       3/24/10          266,573
--------------------------------------------------------------------------------------------------------------
Credit Suisse                                                        Six-Month
First Boston,Inc.      46,785,000PLZ        4.6000        4.4800          WIBO        7/1/10          190,170
--------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston                                                            28-Day
International         112,580,000MXN        7.5700       10.0000      MXN TIIE       7/19/15          434,800
--------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                      454,000,000INR        4.8300        6.0600           IRS       1/14/09          473,260
                      187,000,000TWD        2.5850        1.5304   90-Day CPTW       8/19/09         (125,022)
                   13,232,000,000KRW        4.2600        4.8600         KWCDC        3/2/11          (64,016)
                    9,684,000,000KRW        4.2600        4.8400         KWCDC       2/28/11          (55,198)
                                                                     Six-Month
                      500,000,000INR        4.8700        1.5383         MIFOR       3/22/09          523,330
                                                                     Six-Month
                       11,050,000          (3.6600)       5.3800         LIBOR       6/23/15        1,108,256


                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

                                              RATE          RATE
                                           PAID BY   RECEIVED BY
                                       THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                        NOTIONAL     MARCH 31,     MARCH 31,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY                  AMOUNT          2006          2006    RATE INDEX         DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                       21,965,083BRR       21.8800%      17.7720%         BZDI        1/2/07   $       92,259
                       55,700,000MXN        7.6950       10.0000      MXN TIIE       6/24/15          234,802
                       93,375,000MXN        7.6500       10.4300      MXN TIIE       5/29/15          629,575
                       94,500,000MXN        7.6250       10.2900      MXN TIIE       6/14/15          555,513
                       93,375,000MXN        7.6350       10.3000      MXN TIIE        6/1/15          556,433
                      120,050,000MXN        8.0650       10.2200      MXN TIIE       1/30/15          665,344
                       38,987,000BRR       18.1900       18.1600          BZDI        1/2/08        1,035,574
                      187,935,994BRR       14.4000       17.1800          BZDI        1/2/08        2,883,382
--------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc (The):
                       38,800,000MXN        7.6500        8.7000      MXN TIIE       2/15/16         (149,449)
                      144,000,000MXN        7.7425        9.5100      MXN TIIE       8/26/25          (35,458)
                       48,030,000MXN        8.0650        9.4100      MXN TIIE       8/31/20          (26,440)
                       96,930,000MXN        8.0750        9.5000      MXN TIIE       8/28/25          (21,159)
                       17,037,427BRR       22.0400       17.1700          BZDI        1/2/08          216,083
                       20,823,527BRR       22.0400       17.1700          BZDI        1/2/08          264,102
                       46,968,000BRR       16.2100       18.0000          BZDI        1/2/07          324,206
                      144,630,000MXN        7.7425        9.7400      MXN TIIE        1/5/10          492,202
                       61,200,000MXN        7.6700       10.8500      MXN TIIE        3/5/15          560,602
                      100,000,000MXN        7.6150       10.7500      MXN TIIE        5/8/15          855,886
                      109,710,000MXN        7.8500       10.7000      MXN TIIE        5/8/15          906,917
                      289,270,000MXN        7.5700        9.8400      MXN TIIE      12/31/09        1,079,055
--------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                                                                     Six-Month
                    1,080,000,000HUF        6.2800        7.0000    LIBOR flat       7/14/08          165,084
                      114,500,000MXN        7.7350        9.7600      MXN TIIE        8/7/15          279,039
                                                                   Three-Month
                       66,000,000ZAR        7.1000        9.6800    LIBOR flat       2/18/11          982,349
                                                                   Three-Month
                       66,000,000ZAR        7.1000        9.7800    LIBOR flat       2/20/11        1,028,284
                                                                        28-Day
                      161,780,000MXN        7.7425       10.8800      MXN TIIE      11/16/14        1,439,709
                                                                     Six-Month
                       94,000,000EUR        2.2180        4.1060         LIBOR       10/8/14        2,674,287
--------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing
Inc.:
                                                                     Six-Month
                       55,540,000PLZ        4.6000        4.5300          WIBO        7/5/10         (141,003)
                                                                        28-Day
                      111,440,000MXN        7.5700        9.9900      MXN TIIE       7/19/15          455,758


                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                              RATE          RATE
                                           PAID BY   RECEIVED BY
                                       THE FUND AT   THE FUND AT                                   UNREALIZED
SWAP                        NOTIONAL     MARCH 31,     MARCH 31,      FLOATING   TERMINATION     APPRECIATION
COUNTERPARTY                  AMOUNT          2006          2006    RATE INDEX         DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:

                                                                     Six-Month
                    4,798,000,000JPY        0.0788%       0.6700%    BBA LIBOR       10/5/08   $     (422,465)
                                                                     Six-Month
                    1,416,000,000JPY        1.5220        0.0788     BBA LIBOR       10/5/13          341,543
                       24,054,685BRR       18.6800       16.8800          BZDI        1/2/08          208,612
                                                                   Three-Month
                       50,970,000ZAR        7.1000        8.1400          JIBA       5/18/10          196,273
                       41,775,000BRR       13.2600       17.5900          BZDI        1/2/07          241,600
                                                                   Three-Month
                      150,000,000ZAR        7.0500        7.8100          JIBA        2/4/10          293,397
--------------------------------------------------------------------------------------------------------------
UBS AG:
                                                                     Six-Month
                      505,750,000NOK        4.2200        3.3453         LIBOR        2/6/12          770,248
                                                                                               ---------------
                                                                                               $   22,494,147
                                                                                               ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:
BRR         Brazilian Real
EUR         Euro
HUF         Hungarian Forint
INR         Indian Rupee
KRW         South Korean Won
MXN         Mexican Nuevo Peso
NOK         Norwegian Krone
PLZ         Polish Zloty
TWD         New Taiwan Dollar
ZAR         South African Rand

Index abbreviations are as follows:
BBA-LIBOR   British Bankers' Association London-Interbank Offered Rate
BZDI        Brazil Cetip Interbank Deposit Rate
CPTW        Bloomberg Taiwan Secondary Commercial Papers
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
KWCDC       South Korean Won
LIBOR       London-Interbank Offered Rate
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR       Mid Market Interest Rate for FRAS and IRS
MIFOR       Mumbai Interbank Forward Offer Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate


                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit default swaps as of March 31, 2006 is as follows:

                                                                       NOTIONAL        ANNUAL
                                                                         AMOUNT      INTEREST
                                                                RECEIVED BY THE          RATE       UNREALIZED
                                                                      FUND UPON       PAID BY     APPRECIATION
COUNTERPARTY                       REFERENCED DEBT OBLIGATION      CREDIT EVENT      THE FUND    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited
London, UK:
                                      Mexican Government Bond   $     7,770,000         0.648%  $       (3,898)
                               Republic of Hungary 4.50% Bond         7,535,000         0.400          114,045
---------------------------------------------------------------------------------------------------------------
Deutsche Bank:
                                    Colombian Government Bond        16,600,000         1.320           27,446
                                   Philippine Government Bond        14,000,000         3.690         (703,339)
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase
New York, NY:
                            Kingdom of Jordan 6% Step-up Bond           390,000         2.000           (2,842)
                        Russian Federation 2.50% Step-up Bond           550,000         2.400          (62,403)
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                                   Indonesian Government Bond         4,900,000         1.680           (5,459)
                                      Mexican Government Bond        19,830,000         0.648           17,063
                                   Philippine Government Bond         3,890,000         2.980          (60,816)
                            Republic of Colombia 10.375% Bond         1,980,000         3.700         (237,270)
                                    Ukrainian Government Bond         4,290,000         1.770          (19,682)
                                    Ukrainian Government Bond         5,630,000         1.650          (33,248)
---------------------------------------------------------------------------------------------------------------
UBS AG,
London Branch:
                       Federal Republic of Brazil 12.25% Bond         4,780,000         5.450         (621,224)
                                    Ukrainian Government Bond         4,075,000         1.840           (5,363)
                                                                                                ---------------
                                                                                                $   (1,596,990)
                                                                                                ===============


                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit default swaps as of March 31, 2006 is as follows:

                                                    NOTIONAL        ANNUAL
                                                      AMOUNT      INTEREST
                                                 PAID BY THE          RATE       UNREALIZED
                                                   FUND UPON      RECEIVED     APPRECIATION
COUNTERPARTY       REFERENCED DEBT OBLIGATION   CREDIT EVENT   BY THE FUND   (DEPRECIATION)
--------------------------------------------------------------------------------------------
Citigroup Global
Markets Limited
London, UK            Russian Government Bond   $  7,770,000         0.648%  $       35,125
--------------------------------------------------------------------------------------------
Deutsche Bank:
                     Peruvian Government Bond     16,600,000         1.820         (222,198)
                    Ukrainian Government Bond      4,075,000         1.880          (21,553)
--------------------------------------------------------------------------------------------
UBS AG,
London Branch      Indonesian Government Bond      4,900,000         1.670          (10,773)
                                                                             ---------------
                                                                             $     (219,399)
                                                                             ===============

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended March 31, 2006 was as follows:
                                                                           CALL
                                                                      SWAPTIONS
                                                     --------------------------
                                                          NOTIONAL    AMOUNT OF
                                                            AMOUNT     PREMIUMS
-------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005                                   $  61,360,000   $ 251,576
Swaptions closed or expired                            (61,360,000)   (251,576)
                                                     --------------------------
Swaptions outstanding as of
March 31, 2006                                       $          --   $      --
                                                     ==========================


                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                          ACQUISITION              VALUATION AS OF    UNREALIZED
CURRENCY                        DATES        COST   MARCH 31, 2006  DEPRECIATION
--------------------------------------------------------------------------------
Argentine Peso [ARP]  2/21/06-3/28/06  $1,898,462       $1,889,568        $8,894

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $344,560,459. Cash collateral of $407,188,667 was received for the loans and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
14. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14. LITIGATION Continued

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.


                    58 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    60 | OPPENHEIMER INTERNATIONAL BOND FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment team and analysts. Mr. Steinmetz has had over 23 years of experience managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international fixed-income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's


                    61 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT
Unaudited / Continued
--------------------------------------------------------------------------------

contractual and actual management fees and total expenses are all lower than its peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows. Based on the Board's evaluation, the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $5.0 billion to 0.48%.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    62 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:     /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006